Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Inventory [Line Items]
Agricultural products	R$ 70,301	R$ 57,689
Raw materials	26,767	11,933
Inventories	97,068	69,622
Soybean [Member]
Inventory [Line Items]
Agricultural products	54,581	50,289
Corn [Member]
Inventory [Line Items]
Agricultural products	11,116	6,247
Cotton [Member]
Inventory [Line Items]
Agricultural products	4,349
Other harvests [Member]
Inventory [Line Items]
Agricultural products	R$ 255	R$ 1,153